The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

June 28, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	The Royce Fund (the “Trust”) File Nos. 002-80348 & 811-03599

Ladies and Gentlemen:

       Attached for filing, pursuant to Rule 497 under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information relating to the:

•	the Trust’s prospectus, dated May 1, 2017, for the Investment Class, Service Class, and/or Institutional Class shares of Royce Dividend Value Fund, Royce Global Financial Services Fund, and Royce Total Return Fund;
•	the Trust’s prospectus, dated May 1, 2017, for the Consultant Class, R Class, and/or K Class shares of Royce Dividend Value Fund and Royce Total Return Fund; and
•	the Trust’s prospectus, dated May 1, 2017, for the W Class shares of Royce Total Return Fund.

Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen Secretary